Bank Loans (Details) - Schedule of outstanding balance of short-term bank loans - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Loan from bank	$ 4,393,811	$ 4,597,701
Loan from Bank of Communication [Member]
Short-Term Debt [Line Items]
Loan from bank	1,569,218	1,532,567
Loan from Bank of China [Member]
Short-Term Debt [Line Items]
Loan from bank	470,765	766,284
Loan From Guangfa Bank [Member]
Short-Term Debt [Line Items]
Loan from bank	$ 2,353,828	$ 2,298,850